[JANUS HENDERSON LOGO]
Janus Henderson Global Research Portfolio
Ticker:	N/A	Service Shares
Summary Prospectus dated April 30, 2025
Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus, reports to shareholders, and other information about the Portfolio online at janushenderson.com/VIT. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.

Investment Objective
Janus Henderson Global Research Portfolio (“Global Research Portfolio”) seeks long-term growth of capital.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.63%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.97%

(1)
This fee may adjust up or down monthly based on the Portfolio’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Portfolio’s Prospectus.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Service Shares	$ 99	$ 309	$ 536	$ 1,190

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 31% of the average value of its portfolio.

Principal investment strategies
The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Portfolio typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. Because the Portfolio’s investments in foreign securities are partially based on the composition of the Portfolio’s benchmark index, the MSCI World Indexsm, the Portfolio’s exposure to foreign markets may fluctuate in connection with variations in the foreign exposure of the benchmark index.
The Adviser’s equity research analysts (the “Central Research Team”) select investments for the Portfolio that represent the Central Research Team’s high-conviction investment ideas in all market capitalizations, styles, and geographies. The Central Research Team conducts fundamental analysis with a focus on “bottom-up” research, quantitative modeling, and valuation
1 | Janus Henderson Global Research Portfolio

analysis. Using this research process, analysts rate their stocks based upon attractiveness. Stocks considered to be attractive may have all or some of the following characteristics: (i) good and preferably growing free cash flow, (ii) strong and defensible market position, (iii) healthy risk/return profile, (iv) exemplary governance, and (v) attractive valuation. Analysts bring their high-conviction ideas to their respective sector teams. Each sector team compares the appreciation and risk potential of its high-conviction ideas and constructs a sector sleeve that is intended to maximize the best risk-reward opportunities. The sector sleeves are then combined to form the Portfolio’s overall portfolio. The Portfolio Oversight Team, which includes portfolio management, oversees the overall portfolio to manage unintended style risks.
Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment, if the risk characteristics have caused a re-evaluation of the opportunity, or if the investment thesis for owning a position has changed. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.
Portfolio management, which includes two analysts on the Central Research Team, oversees the investment process and is responsible for the day-to-day management of the Portfolio. Although the Portfolio’s exposure to certain sectors may be higher than to others, it is expected that the Portfolio will be broadly diversified among a variety of sectors. The Portfolio intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Central Research Team does not have high conviction in enough investment opportunities, the Portfolio’s uninvested assets may be held in cash or similar instruments.
As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.
The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Principal investment risks
The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. The principal risks associated with investing in the Portfolio are set forth below.
Market Risk. The value of the Portfolio’s holdings may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Portfolio’s net asset value may fluctuate and it may be more difficult to value or sell the Portfolio’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, tariffs, trade disputes, terrorism, war, armed conflicts, including related sanctions, social unrest, natural disasters, and epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If portfolio management’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from other types of securities and the market as a whole.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities
2 | Janus Aspen Series

perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the Portfolio holds participate.
Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market. As a result, the Portfolio’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio.
Portfolio Management Risk. The Portfolio is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Portfolio may fail to produce the intended results. Accordingly, the Portfolio may underperform benchmark indices or other funds with similar investment objectives.
Industry and Sector Risk. Although the Portfolio does not concentrate its investments in specific industries, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Companies in the same industry or economic sector may be similarly affected by negative economic or market events, making the Portfolio more vulnerable to unfavorable developments than portfolios that invest more broadly. As the Portfolio’s holdings become more concentrated, the Portfolio is less able to spread risk and potentially reduce the risk of loss and volatility. As the Portfolio’s holdings change over time, the Portfolio’s exposure to a particular economic sector may become higher or lower.
Liquidity Risk. The Portfolio may invest in securities or instruments that do not trade actively or in large volumes, and may make investments that are less liquid than other investments. Also, the Portfolio may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the security or instrument at all. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). An inability to sell one or more portfolio positions can adversely affect the Portfolio’s value or prevent the Portfolio from being able to take advantage of other investment opportunities.
Mid-Sized Companies Risk. Investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. For example, mid-sized companies may suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Portfolio’s returns, especially as market conditions change.
Currency Risk. Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.
ESG Integration Risk. There is a risk that considering ESG Factors as part of the Portfolio’s investment process may fail to produce the intended results or that the Portfolio may perform differently from funds that have a similar investment style but do not formally incorporate such considerations in their strategy. Information related to ESG Factors provided by issuers and third parties, which portfolio management may utilize, continues to develop and may be incomplete or inaccurate, use different methodologies, or be applied differently across issuers and industries.
3 | Janus Henderson Global Research Portfolio

Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. Total return figures include the effect of the Portfolio’s expenses, but do not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Portfolio. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/VITperformance or by calling 1-877-335-2687.
Annual Total Returns for Service Shares (calendar year-end)

Best Quarter:	2nd Quarter 2020	21.34%	Worst Quarter:	1st Quarter 2020	– 20.73%

Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Years	10 Years
Global Research Portfolio
Service Shares	23.27%	12.07%	10.27%
MSCI World IndexSM (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)	18.67%	11.17%	9.95%
MSCI All Country World IndexSM (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)	17.49%	10.06%	9.23%

The Portfolio’s broad-based benchmark index is the MSCI World Index. The Portfolio’s additional benchmark index is the MSCI All Country World Index. The indices are described below.
•
The MSCI World Index is designed to measure the equity market performance of developed market countries in North America, Europe, and the Asia/Pacific Region.
•
The MSCI All Country World Index is designed to measure equity market performance in global developed and emerging markets.
4 | Janus Aspen Series

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Management:  Joshua Cummings and John Jordan oversee the investment process and are primarily responsible for the day-to-day management of the Portfolio. Joshua Cummings, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since January 2024. John Jordan is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since January 2024.

Purchase and sale of Portfolio shares
Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the net asset value next calculated after an order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

Tax information
Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

Payments to Insurers, Broker-Dealers, and other financial intermediaries
Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (or its affiliates) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.
5 | Janus Henderson Global Research Portfolio

[JANUS HENDERSON LOGO]
Janus Henderson Global Research Portfolio
Ticker:	JAWGX	Institutional Shares
Summary Prospectus dated April 30, 2025
Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus, reports to shareholders, and other information about the Portfolio online at janushenderson.com/VIT. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.

Investment Objective
Janus Henderson Global Research Portfolio (“Global Research Portfolio”) seeks long-term growth of capital.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.63%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.72%

(1)
This fee may adjust up or down monthly based on the Portfolio’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Portfolio’s Prospectus.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$ 74	$ 230	$ 401	$ 894

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 31% of the average value of its portfolio.

Principal investment strategies
The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Portfolio typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. Because the Portfolio’s investments in foreign securities are partially based on the composition of the Portfolio’s benchmark index, the MSCI World Indexsm, the Portfolio’s exposure to foreign markets may fluctuate in connection with variations in the foreign exposure of the benchmark index.
The Adviser’s equity research analysts (the “Central Research Team”) select investments for the Portfolio that represent the Central Research Team’s high-conviction investment ideas in all market capitalizations, styles, and geographies. The Central Research Team conducts fundamental analysis with a focus on “bottom-up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Stocks considered to be attractive
1 | Janus Henderson Global Research Portfolio

may have all or some of the following characteristics: (i) good and preferably growing free cash flow, (ii) strong and defensible market position, (iii) healthy risk/return profile, (iv) exemplary governance, and (v) attractive valuation. Analysts bring their high-conviction ideas to their respective sector teams. Each sector team compares the appreciation and risk potential of its high-conviction ideas and constructs a sector sleeve that is intended to maximize the best risk-reward opportunities. The sector sleeves are then combined to form the Portfolio’s overall portfolio. The Portfolio Oversight Team, which includes portfolio management, oversees the overall portfolio to manage unintended style risks.
Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment, if the risk characteristics have caused a re-evaluation of the opportunity, or if the investment thesis for owning a position has changed. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.
Portfolio management, which includes two analysts on the Central Research Team, oversees the investment process and is responsible for the day-to-day management of the Portfolio. Although the Portfolio’s exposure to certain sectors may be higher than to others, it is expected that the Portfolio will be broadly diversified among a variety of sectors. The Portfolio intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Central Research Team does not have high conviction in enough investment opportunities, the Portfolio’s uninvested assets may be held in cash or similar instruments.
As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.
The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Principal investment risks
The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. The principal risks associated with investing in the Portfolio are set forth below.
Market Risk. The value of the Portfolio’s holdings may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Portfolio’s net asset value may fluctuate and it may be more difficult to value or sell the Portfolio’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, tariffs, trade disputes, terrorism, war, armed conflicts, including related sanctions, social unrest, natural disasters, and epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If portfolio management’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from other types of securities and the market as a whole.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the Portfolio holds participate.
2 | Janus Aspen Series

Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market. As a result, the Portfolio’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio.
Portfolio Management Risk. The Portfolio is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Portfolio may fail to produce the intended results. Accordingly, the Portfolio may underperform benchmark indices or other funds with similar investment objectives.
Industry and Sector Risk. Although the Portfolio does not concentrate its investments in specific industries, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Companies in the same industry or economic sector may be similarly affected by negative economic or market events, making the Portfolio more vulnerable to unfavorable developments than portfolios that invest more broadly. As the Portfolio’s holdings become more concentrated, the Portfolio is less able to spread risk and potentially reduce the risk of loss and volatility. As the Portfolio’s holdings change over time, the Portfolio’s exposure to a particular economic sector may become higher or lower.
Liquidity Risk. The Portfolio may invest in securities or instruments that do not trade actively or in large volumes, and may make investments that are less liquid than other investments. Also, the Portfolio may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the security or instrument at all. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). An inability to sell one or more portfolio positions can adversely affect the Portfolio’s value or prevent the Portfolio from being able to take advantage of other investment opportunities.
Mid-Sized Companies Risk. Investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. For example, mid-sized companies may suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Portfolio’s returns, especially as market conditions change.
Currency Risk. Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.
ESG Integration Risk. There is a risk that considering ESG Factors as part of the Portfolio’s investment process may fail to produce the intended results or that the Portfolio may perform differently from funds that have a similar investment style but do not formally incorporate such considerations in their strategy. Information related to ESG Factors provided by issuers and third parties, which portfolio management may utilize, continues to develop and may be incomplete or inaccurate, use different methodologies, or be applied differently across issuers and industries.
Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may
3 | Janus Henderson Global Research Portfolio

use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. Total return figures include the effect of the Portfolio’s expenses, but do not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Portfolio. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/VITperformance or by calling 1-877-335-2687.
Annual Total Returns for Institutional Shares (calendar year-end)

Best Quarter:	2nd Quarter 2020	21.43%	Worst Quarter:	1st Quarter 2020	– 20.69%

Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Years	10 Years
Global Research Portfolio
Institutional Shares	23.58%	12.35%	10.55%
MSCI World IndexSM (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)	18.67%	11.17%	9.95%
MSCI All Country World IndexSM (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)	17.49%	10.06%	9.23%

The Portfolio’s broad-based benchmark index is the MSCI World Index. The Portfolio’s additional benchmark index is the MSCI All Country World Index. The indices are described below.
•
The MSCI World Index is designed to measure the equity market performance of developed market countries in North America, Europe, and the Asia/Pacific Region.
•
The MSCI All Country World Index is designed to measure equity market performance in global developed and emerging markets.

4 | Janus Aspen Series

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Management:  Joshua Cummings and John Jordan oversee the investment process and are primarily responsible for the day-to-day management of the Portfolio. Joshua Cummings, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since January 2024. John Jordan is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since January 2024.

Purchase and sale of Portfolio shares
Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the net asset value next calculated after an order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

Tax information
Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

Payments to Insurers, Broker-Dealers, and other financial intermediaries
Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (or its affiliates) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.
5 | Janus Henderson Global Research Portfolio